PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property, equipment and software, net
Property, equipment and software, net, consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Leasehold improvement	32,417	33,417
Electronic equipment	21,932	21,193
Furniture	6,669	5,892
Software	4,336	6,747
Vehicles	1,101	690
Construction in progress	874	245

Subtotal	67,329	68,184
Less: accumulated depreciation	(41,319)	(55,342)

Total property, equipment and software, net	26,010	12,842